Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following is a reconciliation of the basic and diluted earnings per share computation:
	For the Years Ended March 31,
	2024	2023	2022
Net loss attributable to controlling interest	$(4,234,228)	$(21,138,525)	$(3,192,119)
Weighted average shares used in basic computation	1,444,263	509,828	173,966
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	1,444,263	509,828	173,966
Loss per share – Basic:
Net loss before noncontrolling interest	$(2.93)	$(41.46)	$(18.35)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$(2.93)	$(41.46)	$(18.35)
Loss per share – Diluted:
Net income before noncontrolling interest	$(2.93)	$(41.46)	$(18.35)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$(2.93)	$(41.46)	$(18.35)